Goodwill - Summary (Details) - CAD ($)	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Excess of recoverable value over carrying value per CGU (as a percent)	56.70%
Discount rate applied to cash flow projections (as a percent)	8.50%	9.25%
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	$ 53,100,000	$ 45,300,000
Business combination	0	7,800,000
Goodwill	$ 53,100,000	$ 53,100,000